Prepaid Expenses and Other Current Assets, Net - Schedule of Prepaid Expenses and Other Current Assets, Net (Details)		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Schedule of Prepaid Expenses and Other Current Assets, Net [Abstract]
Advance to staff		¥ 1,852,599		¥ 2,087,034
Employee loan		300,000		1,900,000
Government grants receivable				1,800,000
Deposits	[1]	2,101,464		1,600,863
Value-added tax recoverable		547,764		1,210,092
Prepaid expenses		4,229,691		610,404
Others		2,492,048		629,026
Total		11,523,566		9,837,419
Less: Provision against other receivables		(351,955)		(351,955)	¥ (264,888)
Total prepayments and other current assets, net		¥ 11,171,611	$ 1,530,504	¥ 9,485,464

[1]	The balance of deposits primarily consisted of office rental deposits and deposits made with distribution channels.